Securitizations and Variable Interest Entities - Carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2018	Mar. 31, 2018
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 4,472	¥ 3,579
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	4,581	3,650
Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	26	35
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	26	35
Debt securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	111	110
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	111	110
CMBS and RMBS
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	3,617	2,775
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	3,617	2,775
Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	179	174
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	179	174
Derivatives [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs
Private equity investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	13	13
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	13	13
Loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	513	455
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	513	455
Other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	13	17
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	13	17
Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 109	¥ 71